Investments - (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of Carrying Value of Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Current investments
Amortized cost:
Quoted debt securities	20	—

Fair value through profit and loss:
Liquid mutual funds	229	313

Fair Value through Other comprehensive income:
Quoted debt securities	375	291
Certificates of deposit	410	365
Commercial Paper	426	579
	1,460	1,548
Non-Current investments
Amortized cost:
Quoted debt securities	173	211

Fair value through Other comprehensive income:
Quoted debt securities	1,014	1,093
Quoted equity securities	7	14
Unquoted equity and preference securities	20	11

Fair value through profit and loss:
Target maturity fund units	54	51
Unquoted equity and preference securities	3	—
Others	23	24
	1,294	1,404
Total Investments	2,754	2,952
Investment carried at amortized cost	193	211
Investments carried at fair value through other comprehensive income	2,252	2,353
Investments carried at fair value through profit and loss	309	388

Note: Uncalled capital commitments outstanding as of March 31, 2025, and March 31, 2024, was $14 million and $9 million, respectively.

Schedule of Amounts Recorded in Other Comprehensive Income

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2025
	Gross	Tax	Net
Quoted debt securities	26	(3)	23
Certificates of deposit and Commercial papers	1	—	1
Equity and preference securities	2	—	2

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2024
	Gross	Tax	Net
Quoted debt securities	19	(2)	17
Equity and preference securities	1	1	2

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2023
	Gross	Tax	Net
Quoted debt securities	(31)	1	(30)
Equity and preference securities	(3)	–	(3)

Schedule of Method of Fair Valuation

Method of fair valuation:

(Dollars in millions)
		Fair value
		As of March 31
Class of investment	Method	2025	2024
Liquid mutual funds- carried at Fair value through profit or loss	Quoted price	229	313
Target maturity fund units- carried at Fair value through profit or loss	Quoted price	54	51
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	213	236
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	1,389	1,384
Commercial Paper- carried at Fair value through other comprehensive income	Market observable inputs	426	579
Certificate of deposits- carried at Fair value through other comprehensive income	Market observable inputs	410	365
Unquoted equity and preference securities - carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	3	—
Unquoted equity and preference securities- carried at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model	20	11
Quoted equity securities - carried at fair value through other comprehensive income	Quoted price	7	14
Others - carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	23	24
		2,774	2,977

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.